SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[	]

Pre-Effective Amendment No.	[	]
Post-Effective Amendment No. 30	[X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[	]

Amendment No. 31	[X	]

The James Advantage Funds – File Nos.

333-37277 and 811-8411

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (937) 426-7640

Barry R. James, P.O. Box 8, Alpha, Ohio 45301

(Name and Address of Agent for Service)

With copy to:

Donald S. Mendelsohn, Esq., Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned in the City of Xenia and State of Ohio on the 9th day of November, 2012.

THE JAMES ADVANTAGE FUNDS

By: /s/ Barry R. James
Barry R. James
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ Barry R. James	Trustee and President	November 9, 2012
Barry R. James	(principal executive officer)

/s/ Thomas L. Mangan	Treasurer	November 9, 2012
Thomas L. Mangan	(principal financial and accounting officer)

Leslie L. Brandon*	Trustee

Anthony P. D’Angelo*	Trustee

Richard C. Russell*	Trustee

*By: /s/ Donald S. Mendelsohn
Donald S. Mendelsohn
Attorney-in-Fact

Date:	November 9, 2012

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase